SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Schedule of estimated useful lives of assets
Useful life
Small Equipment	3 Years
Large Equipment	7 Years
Vehicles	4 Years